PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Land, building, plant & equipment	Operating mine mineral interests(iv)(v)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2021	$1,912.4	$7,294.1	$3,475.1	$12,681.5
Additions	73.1	257.7	51.6	382.4
Reclassifications, transfers and other non-cash movements(ii)	63.3	(19.2)	129.0	173.1
Disposals	(33.0)	(0.1)	(3.5)	(36.6)
At December 31, 2021	$2,015.8	$7,532.5	$3,652.2	$13,200.4
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2021	$(1,258.6)	$(3,965.3)	$(772.7)	$(5,996.7)
DDA	(123.0)	(333.1)	—	(456.1)
Disposals	27.6	—	—	27.6
At December 31, 2021	$(1,354.0)	$(4,298.4)	$(772.7)	$(6,425.2)
Carrying amount, December 31, 2021	$661.8	$3,234.1	$2,879.5	$6,775.2

Amounts included above as at December 31, 2021
Assets under construction(i)	$2.2	$120.5	$131.1	$253.8
Assets not being depreciated	$—	$690.0	$2,879.5	$3,569.5

	Land, building, plant & equipment	Operating mine mineral interests(iv)(v)	Development projects and Exploration & evaluation	Total
Cost
At January 1, 2020	$1,868.9	$7,066.6	$2,839.2	$11,774.6
Additions	68.7	187.4	17.8	273.9
Reclassification, transfers and other non-cash movements(ii)	19.4	40.1	681.6	741.1
Reclassified as held for sale and disposals	(44.6)	—	(63.5)	(108.1)
At December 31, 2020	$1,912.4	$7,294.1	$3,475.1	$12,681.5
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2020	$(1,042.6)	$(4,006.3)	$(772.7)	$(5,821.7)
DDA	(139.7)	(264.0)	—	(403.7)
Impairment and impairment reversal(iii)	(114.0)	305.0	—	191.0
Disposals	37.7	—	—	37.7
At December 31, 2020	$(1,258.6)	$(3,965.3)	$(772.7)	$(5,996.7)
Carrying amount, December 31, 2020	$653.8	$3,328.8	$2,702.4	$6,684.8

Amounts included above as at December 31, 2020
Assets not being depreciated	$—	$655.8	$2,702.4	$3,358.2
(i)During 2021, the Company capitalized interest of $0.9 million related to qualifying capital expenditures at its Canadian assets under construction at a weighted average capitalization rate of 3.8%. There was no interest capitalized in 2020.
(ii)Reclassifications, transfers and other non-cash movements includes PPE acquired as part of the acquisition of Monarch Gold Corporation, non-cash additions to PPE and changes in the environmental rehabilitation provision as per Note 29. Also includes non-cash additions acquired as part of the MARA transaction in 2020. Refer to Note 6 for additional details.
(iii)During the year ended December 31, 2020, the Company recognized an impairment charge totalling $369.0 million related to Cerro Moro and an impairment reversal of $560.0 million related to El Peñón. Refer to Note 13 for additional details.
(iv)At December 31, 2021, $495.1 million of E&E assets related to assets in production were included in operating mine mineral interests (December 31, 2020 - $509.6 million). During the year ended December 31, 2020, the Company impaired $15.0 million of such E&E costs at Cerro Moro.
(v)At December 31, 2021, the carrying amount of stripping costs capitalized and included in mining properties was $39.4 million (December 31, 2020: $37.2 million).